Offerings	Dec. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Citigroup Global Markets Holdings Inc. Medium-Term Senior Notes, Series N
Amount Registered | shares	9,600
Proposed Maximum Offering Price per Unit	1,339.30
Maximum Aggregate Offering Price	$ 12,857,280.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,775.59
Offering Note	The filing fee paid with this filing pursuant to Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), was originally deferred in accordance with Rule 456(b) under the Securities Act. The U.S. dollar equivalent of the amount registered has been calculated using an exchange rate of $1.3393 per £1.00 as of December 16, 2025.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Citigroup Inc. Guarantee of Medium-Term Senior Notes, Series N
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit	0.00
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	No separate consideration will be received for the guarantee, and pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable.